Fair Value Measurements Fair Value Option Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Available-for-sale Securities	$ 1,115,627	$ 1,619,878
Loans Held-for-sale, Fair Value Disclosure	672,371	1,452,236
Aggregate Unpaid Principal Balance Under Fair Value Option [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	659,592	1,387,423
Fair Value, Option, Aggregate Fair Value Over Under Aggregate Unpaid Principal Balance [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	12,779	64,813
Fair Value, Measurements, Recurring [Member] | Aggregate Fair Value Under Fair Value Option [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 672,371	$ 1,452,236